G06-036-949-058-A1




                                    March 3, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Filings - Rule 497(e)

     Re:  General New York Municipal Bond Fund, Inc.
          CIK No. 0000750002
          1940 Act File No. 811-4074
          Registration Statement File No. 2-92285

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 23 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 24, 1998.

     Please address any comments or questions to the undersigned at (212) 922-6785.

                                    Very truly yours,



                                    Lawrence T. Shepps

LTS:kwm

cc:  J. Farragher
     Stroock & Stroock & Lavan LLP
     Ernst & Young LLP